Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 12,231	$ 23,998
Accounts receivable, net	17,977	34,703
Inventories	15,224	28,378
Prepaid expenses and other current assets	11,480	15,405
Assets held for sale, current	13,873	285
Total current assets	77,385	121,242
Property, plant, and equipment, net	101,645	107,256
Right-of-use assets	16,183	13,264
Goodwill	42,886	44,011
Intangible assets, net	4,404	4,648
Other assets, noncurrent	3,575	4,763
Assets held for sale, noncurrent		14,266
Total assets	246,078	309,450
Current liabilities:
Lines of credit – working capital	52,126	48,517
Lines of credit – wheat inventories	88,378	126,452
Accounts payable	35,308	46,214
Accrued expenses	22,594	17,603
Contract liabilities	2,215	1,272
Current portion of long-term debt	4,635	10,449
Contingent consideration liability		1,326
Other liabilities, current	440	645
Liabilities held-for-sale, current	1,574	1,224
Total current liabilities	207,270	253,702
Long-term debt	13,116	11,753
Deferred tax liabilities, net	9,569	10,321
Other liabilities, noncurrent	3,092	2,676
Liabilities held for sale, noncurrent		306
Total liabilities	240,762	280,244
Commitments and contingencies (Note 20)
Stockholders’ equity:
Preferred shares; $0.001 par value; 1,000,000 authorized, — and — issued and outstanding, at December 31, 2024 and 2023, respectively
Ordinary shares, $0.001 par value; 100,000,000 authorized; 26,901,592 and 26,879,202 issued and outstanding, at December 31, 2024 and 2023, respectively	27	27
Additional paid-in capital	143,649	143,127
Accumulated deficit	(139,679)	(115,354)
Accumulated other comprehensive loss	(5,670)	(5,005)
Non-controlling interest	6,989	6,411
Total Stockholders’ equity	5,316	29,206
Total liabilities and Stockholders’ equity	246,078	309,450
Related Party [Member]
Current assets:
Other receivables	1,195	1,358
Current liabilities:
Loan from related party	7,715	1,486
Nonrelated Party [Member]
Current assets:
Other receivables	$ 5,405	$ 17,115